Share-Based Compensation (Summary Of The Company's RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	161,480	284,014	330,896
Number of shares, granted			116,836
Number of shares, RSUs vested	(119,666)	(122,534)	(163,718)
Number of shares, SARs canceled or forfeited	(5,739)
Number of shares, Outstanding, Ending Balance	36,075	161,480	284,014
Weighted average grant date fair value, Beginning Balance	$ 12.81	$ 12.88	$ 13.09
Weighted average grant date fair value , RSUs granted			$ 12.28
Weighted average grant date fair value , RSUs vested	$ 12.99	$ 12.98	$ 12.87
Weighted average grant date fair value , RSUs canceled or forfeited	$ 12.28
Weighted average grant date fair value, Ending Balance	$ 12.28	$ 12.81	$ 12.88